DREYFUS U.S. MORTGAGE FUND
DREYFUS U.S. MORTGAGE FUND
May 10, 2019 DREYFUS PREMIER GNMA FUND, INC. -DREYFUS U.S. MORTGAGE FUND Supplement to Current Summary Prospectus and Prospectus

At a meeting held on May 6, 2019, the fund's board approved a reduction in the annual rate of management fee payable to The Dreyfus Corporation, the fund's investment adviser, from .60% to .50% of the fund's average daily net assets.  Accordingly, the following information supersedes and replaces any contrary information contained in the sections entitled "Fees and Expenses" in the fund's summary prospectus and "Fund Summary - Fees and Expenses" in the fund's prospectus:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - DREYFUS U.S. MORTGAGE FUND	Class A		Class C	Class I	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - DREYFUS U.S. MORTGAGE FUND		Class A	Class C	Class I	Class Y	Class Z
Management fees	[1]	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) fees		none	0.75%	none	none	0.15%
Other expenses (including shareholder services fees)		0.48%	0.55%	0.33%	0.23%	0.21%
Total annual fund operating expenses		0.98%	1.80%	0.83%	0.73%	0.86%
[1]	Restated to reflect current management fee.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - DREYFUS U.S. MORTGAGE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	545	748	967	1,597
Class C	283	566	975	2,116
Class I	85	265	460	1,025
Class Y	75	233	406	906
Class Z	88	274	477	1,061

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - DREYFUS U.S. MORTGAGE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	545	748	967	1,597
Class C	183	566	975	2,116
Class I	85	265	460	1,025
Class Y	75	233	406	906
Class Z	88	274	477	1,061

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